Segment And Geographic Information (Schedule Of Long-Lived Tangible Assets By Country) (Details) - USD ($) $ in Millions	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	May. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 100.0	$ 81.8	$ 82.8
Minimum percent of revenues or long-lived assets for countries to be reflected induvidually in geographical information	10.00%	10.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 69.1	$ 48.5	49.4
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		6.5	8.6
All Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets		26.8	$ 24.8
All Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 30.9	$ 33.3